Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments
Schedule of derivatives effects on statement of financial position

	Assets
	December 31, 2017		December 31, 2016
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	38	—	132	1
IPCA swap	9	82	7	61
Eurobonds swap	—	27	—	—
Pré-dolar swap	22	32	1	23

	69	141	140	85
Commodities price risk
Nickel	22	3	4	2
Bunker oil	15	—	130	—

	37	3	134	2

Others	—	309	—	359

	—	309	—	359

Total	106	453	274	446

	Liabilities
	December 31, 2017		December 31, 2016
	Current	Non-current	Current	Non-current
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	95	410	293	638
IPCA swap		41	20	57
Eurobonds swap	4	—	7	45
Euro Forward	—	—	46	—
Pré-dolar swap	5	24	5	32

	104	475	371	772
Commodities price risk
Nickel	—	—	5	2
Bunker oil	—	—	38	—

	—	—	43	2

Others	—	211	—	451

	—	211	—	451

Total	104	686	414	1,225

Schedule of effects of derivatives on the income statement, cash flow and other comprehensive income

	Year ended December 31
	Gain (loss) recognized in the income statement			Financial settlement inflows (outflows)			Gain (loss) recognized in other comprehensive income
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Derivatives not designated as hedge accounting
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	152	869	(1,172)	(181)	(513)	(330)	—	—	—
IPCA swap	43	78	(61)	(20)	(25)	7	—	—	—
Eurobonds swap	36	(19)	(130)	(39)	(142)	(13)	—	—	—
Euro forward	46	(46)	—	—	—	—	—	—	—
Pré-dolar swap	36	77	(139)	(1)	(90)	(42)	—	—	—

	313	959	(1,502)	(241)	(770)	(378)	—	—	—
Commodities price risk
Nickel	30	(42)	(49)	4	(30)	(62)	—	—	—
Bunker oil	(80)	268	(742)	(3)	(799)	(270)	—	—	—

	(50)	226	(791)	1	(829)	(332)	—	—	—

Others	191	74	(142)	—	—	—	—	—	—

Derivatives designated as cash flow hedge accounting
Bunker oil	—	—	(439)	—	—	(450)	—	—	435
Foreign exchange	—	(3)	(42)	—	(3)	(42)	—	2	17

	—	(3)	(481)	—	(3)	(492)	—	2	452

Total	454	1,256	(2,916)	(240)	(1,602)	(1,202)	—	2	452

Schedule of maturity dates of the derivative financial instruments
Last maturity dates
Currencies and interest rates	January 2024
Bunker oil	December 2017
Nickel	December 2019
Others	December 2027

Bunker Oil protection
Derivative financial instruments
Schedule of protection program

	Notional (ton)				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	Average strike (US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2017

Bunker Oil protection
Call options	—	2,856,000	B	—	—	130	3	—	—
Put options	—	2,856,000	S	—	—	(14)	—	—	—

Total					—	116	3	—	—

Base metals
Derivative financial instruments
Schedule of protection program

	Notional (ton)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2017	2018

Fixed price sales protection
Nickel forwards	9,621	11,615	B	10,253	24	(1)	(2)	4	21	3

Raw material purchase protection
Nickel forwards	292	134	S	11,597	(0.3)	0.1	0.3	0.1	(0.3)	—
Copper forwards	79	441	S	6,941	(0.0)	(0.1)	(0.3)	0.0	(0.0)	—

Total					(0.4)	(0.0)	0.0	0.1	(0.4)	—

Call options- WPM - Bought
Derivative financial instruments
Schedule of protection program

	Notional (quantity)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (US$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2023

Call options	10,000,000	10,000,000	B	44	39	44	—	4	39

Conversion options - Debentures - Sold
Derivative financial instruments
Schedule of protection program

	Notional (quantity)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (R$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2027

Conversion options	140,239	140,239	S	8,530	(57)	(72)	—	3	(57)

Options
Derivative financial instruments
Schedule of protection program

	Notional (quantity, in millions)			Average	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Bought / Sold	strike (R$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018+

Options	2,139	2,139	B/S	1.7	251	121	—	12	251

Embedded derivatives -forward contracts
Derivative financial instruments
Schedule of protection program

	Notional (ton)		Bought /	Average strike	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Sold	(US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018

Nickel forwards	2,627	5,626	S	11,729	1	0		1	1
Copper forwards	2,718	3,684	S	6,808	0	2		0	0

Total					1	2	—	1	1

Embedded - Call options - sold
Derivative financial instruments
Schedule of protection program

	Notional (volume/month)		Bought /	Average strike	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Sold	(US$/ton)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018	2019+

Call options	746,667	746,667	S	233	(2)	(2)	—	1	(0)	(2)

Embedded - Put options - sold
Derivative financial instruments
Schedule of protection program

	Notional (quantity)		Bought /	Average strike	Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017	December 31, 2016	Sold	(R$/share)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2027

Put option	1,105,070,863	1,105,070,863	S	3.86	(133)	(182)	—	10	(133)

Debt in Brazilian real with derivative offset
Derivative financial instruments
Schedule of protection program

	Notional						Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017		December 31, 2016		Index	Average rate	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018	2019	2020+

CDI vs. US$ fixed rate swap							(33)	(121)	13	15	27	(24)	(37)
Receivable	R$	3,540	R$	6,289	CDI	101.33%
Payable	US$	1,104	US$	2,105	Fix	3.20%

TJLP vs. US$ fixed rate swap							(380)	(622)	(191)	37	(80)	(245)	(56)
Receivable	R$	2,982	R$	4,360	TJLP +	1.25%
Payable	US$	1,323	US$	2,030	Fix	1.55%

TJLP vs. US$ floating rate swap							(54)	(55)	(2)	3	(4)	(50)	—
Receivable	R$	216	R$	242	TJLP +	0.88%
Payable	US$	123	US$	140	Libor +	-1.23%

R$ fixed rate vs. US$ fixed rate swap							25	(13)	(1)	27	18	13	(6)
Receivable	R$	1,158	R$	1,031	Fix	8.02%
Payable	US$	385	US$	343	Fix	-0.28%

IPCA vs. US$ fixed rate swap							(35)	(51)	(0)	9	7	(15.5)	(27)
Receivable	R$	1,000	R$	1,000	IPCA +	6.55%
Payable	US$	434	US$	434	Fix	3.98%

IPCA vs. CDI swap							85	42	(20)	0.4	2	(0)	83
Receivable	R$	1,350	R$	1,350	IPCA +	6.62%
Payable	R$	1,350	R$	1,350	CDI	98.58%

Eurobonds with derivative offset
Derivative financial instruments
Schedule of protection program

	Notional						Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2017		December 31, 2016		Index	Average rate	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	2018	2019	2020+

EUR fixed rate vs. US$ fixed rate swap							23	(52)	(7)	6	(4)	(4)	31
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%

	Notional			Average	Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by
Flow	December 31, 2017	December 31, 2016	Bought / Sold	rate (USD/EUR)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2017	year 2018

Forwards	€0	€500	B	1.143	—	(46)	(32)	—	—